Investments	12 Months Ended
Dec. 31, 2021
Investments

17.	Investments

17.1	Changes in investments

	Balance as of		Investment/	Amorti-	Dividends	Other	Balance as of
	January 1, 2021	Equity	AFAC	zation	and JSCP	(a)	December 31, 2021
Joint Ventures (17.3)
Voltalia São Miguel do Gostoso I	107,721	1,269	-	-	-	-	108,990
Voltalia São Miguel do Gostoso - authorization rights	9,671	-	-	(367)	-	-	9,304
Caiuá	95,362	13,765	-	-	(2,150)	-	106,977
Integração Maranhense	148,581	20,255	-	-	(2,273)	-	166,563
Matrinchã	734,503	96,614	-	-	(19,346)	-	811,771
Guaraciaba	361,170	57,363	-	-	(10,918)	-	407,615
Paranaíba	203,681	35,112	-	-	(11,870)	-	226,923
Mata de Santa Genebra	661,430	63,173	-	-	(13,614)	-	710,989
Cantareira	359,686	53,492	30,870	-	(6,718)	-	437,330
Solar Paraná	6,831	104	100	-	-	-	7,035
	2,688,636	341,147	30,970	(367)	(66,889)	-	2,993,497
Associates
Dona Francisca Energética (17.4)	28,147	8,574	-	-	(9,664)	-	27,057
Foz do Chopim Energética (17.4)	9,986	16,596	-	-	(7,480)	-	19,102
Other	1,940	(3)	-	-	-	-	1,937
	40,073	25,167	-	-	(17,144)	-	48,096
Investment property	808	-	-	(5)	-	(262)	541
	2,729,517	366,314	30,970	(372)	(84,033)	(262)	3,042,134
(a) Transfer of assets destined for disposal.
AFAC - Advance for future capital increase
JSCP - Interest on capital

	Balance as of		Investment/	Capital	Amorti-	Dividends	Other	Balance as of
	January 1, 2020	Equity	AFAC	decrease	zation	and JSCP	(a)	December 31, 2020
Joint Ventures (17.3)
Voltalia São Miguel do Gostoso I	110,099	(2,378)	-	-	-	-	-	107,721
Voltalia São Miguel do Gostoso - authorization rights	10,038	-	-	-	(367)	-	-	9,671
Caiuá	78,312	(8,964)	26,014	-	-	-	-	95,362
Integração Maranhense	138,716	13,672	-	-	-	(3,807)	-	148,581
Matrinchã	711,527	25,644	-	-	-	(2,668)	-	734,503
Guaraciaba	337,077	25,528	-	-	-	(1,435)	-	361,170
Paranaíba	173,973	29,708	-	-	-	-	-	203,681
Mata de Santa Genebra	573,357	48,594	39,479	-	-	-	-	661,430
Cantareira	338,268	42,666	-	-	-	(21,248)	-	359,686
Solar Paraná	-	(115)	6,946	-	-	-	-	6,831
							-
	2,471,367	174,355	72,439	-	(367)	(29,158)	-	2,688,636
Associates
Dona Francisca Energética (17.4)	28,423	9,674	-	-	-	(9,950)	-	28,147
Foz do Chopim Energética (17.4)	12,175	9,629	-	-	-	(11,818)	-	9,986
Dominó Holdings	246	(93)	-	-	-	-	(153)	-
Other	10,155	(18)	-	(228)	-	-	(7,969)	1,940
	50,999	19,192	-	(228)	-	(21,768)	(8,122)	40,073
Investment property	813	-	-	-	(5)	-	-	808
	2,523,179	193,547	72,439	(228)	(372)	(50,926)	(8,122)	2,729,517
(a) R$7.969 of Impairment of Estação Osasco Desenvolvimento Imobiliário S.A., an associate of UEG Araucária, and R$153 of liquidation of Dominó.

17.2	Subsidiaries with non-controlling interests

17.2.1	Summarized financial information

	Compagás		Elejor		UEG Araucária
	12.31.2021	12.31.2020	12.31.2021	12.31.2020	12.31.2021	12.31.2020

ASSETS	827,901	749,434	813,670	705,233	776,201	554,079
Current assets	355,500	245,028	166,890	165,150	515,430	392,775
Noncurrent assets	472,401	504,406	646,780	540,083	260,771	161,304

LIABILITIES	827,901	749,434	813,670	705,233	776,201	554,079
Current liabilities	220,216	173,144	107,772	95,465	221,853	309,265
Noncurrent liabilities	99,784	81,230	746,843	596,278	13,771	6,603
Equity	507,901	495,060	(40,945)	13,490	540,577	238,211

	Compagás			Elejor			UEG Araucária
	12.31.2021	12.31.2020	12.31.2019	12.31.2021	12.31.2020	12.31.2019	12.31.2021	12.31.2020	12.31.2019
STATEMENT OF INCOME
Net operating revenue	783,277	535,206	866,884	171,263	194,849	218,421	2,250,577	589,909	52,216
Operating costs and expenses	(654,643)	(452,495)	(662,306)	(86,871)	(67,323)	(86,237)	(1,879,198)	(647,516)	(131,596)
Financial results	9,817	(764)	43,186	(171,888)	(172,049)	(92,728)	8,952	203	832
Equity in earnings of investees	-	-	-	-	-	-	-	-	916
Income tax and social contribution	(38,860)	(22,967)	(74,791)	33,061	15,154	(13,331)	(42,248)	(19,920)	(22,703)
Net income (loss)	99,591	58,980	172,973	(54,435)	(29,369)	26,125	338,083	(77,324)	(100,335)
Other comprehensive income	294	(343)	(1,277)	-	-	-	-	(205)	132
Total comprehensive income	99,885	58,637	171,696	(54,435)	(29,369)	26,125	338,083	(77,529)	(100,203)

STATEMENTS OF CASH FLOWS
Cash flows from operating activities	178,800	101,708	54,760	127,510	22,097	51,839	312,676	23,491	(57,585)
Cash flows from investing activities	(14,273)	(17,120)	(17,531)	(31,095)	(208)	(314)	(14,579)	1,317	(1,945)
Cash flows from financing activities	(64,545)	(115,625)	14,312	-	(8,151)	(56,533)	(64,331)	32,879	45,133

TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	99,982	(31,037)	51,541	96,415	13,738	(5,008)	233,766	57,687	(14,397)
Cash and cash equivalents at the beginning of the year	110,659	141,696	90,155	51,616	37,878	42,886	64,806	7,119	21,516
Cash and cash equivalents at the end of the year	210,641	110,659	141,696	148,031	51,616	37,878	298,572	64,806	7,119
CHANGE IN CASH AND CASH EQUIVALENTS	99,982	(31,037)	51,541	96,415	13,738	(5,008)	233,766	57,687	(14,397)

The loss recorded at Elejor is due to the monetary update on Accounts payable related to concession, which increased significantly as a result of the IGPM increase, as shown in Note 27.

17.2.2	Changes in equity attributable to non-controlling shareholders

Participation in capital stock	Compagás 49%	Elejor 30%	UEG Araucária 18,8%	Total
Balance as of January 1, 2019	212,962	16,193	74,134	303,289
Net income (loss)	84,758	7,838	(19,673)	72,923
Other comprehensive income	(626)	-	25	(601)
Additional dividends proposed	-	(3,335)	-	(3,335)
Dividends	(23,514)	(7,838)	-	(31,352)
Gain with interest variation in Subsidiary	-	-	4,874	4,874
Balance as of December 31, 2019	273,580	12,858	59,360	345,798
Net income (loss)	28,898	(8,812)	(14,538)	5,548
Other comprehensive income	(168)	-	(39)	(207)
Additional dividends proposed	(51,799)	-	-	(51,799)
Dividends	(7,933)	-	-	(7,933)
Balance as of December 31, 2020	242,578	4,046	44,783	291,407
Net income (loss)	48,800	(16,331)	63,560	96,029
Other comprehensive income	144	-	-	144
Dividends	(42,653)	-	(6,716)	(49,369)
Balance as of December 31, 2021	248,869	(12,285)	101,627	338,211

17.3	Summarized information on the main joint ventures

Balance as of December 31, 2021	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
ASSETS	224,632	284,870	515,495	2,610,094	1,413,231	1,829,340	3,203,892	1,715,776
Current assets	3,711	30,304	65,219	367,428	194,283	193,190	681,494	196,424
Cash and cash equivalents	3,667	6,117	16,501	96,346	70,543	32,665	387,027	52,354
Other current assets	44	24,187	48,718	271,082	123,740	160,525	294,467	144,070
Noncurrent assets	220,921	254,566	450,276	2,242,666	1,218,948	1,636,150	2,522,398	1,519,352
.
LIABILITIES	224,632	284,870	515,495	2,610,094	1,413,231	1,829,340	3,203,892	1,715,776
Current liabilities	2,206	14,562	53,132	126,211	101,042	85,964	123,884	78,982
Financial liabilities	-	7,386	13,169	91,811	34,529	51,453	45,898	52,397
Other current liabilities	2,206	7,176	39,963	34,400	66,513	34,511	77,986	26,585
Noncurrent liabilities	-	51,986	122,438	827,205	480,320	817,159	1,660,867	744,285
Financial liabilities	-	35,606	52,653	685,525	428,314	522,289	1,630,306	456,180
Other noncurrent liabilities	-	16,380	69,785	141,680	52,006	294,870	30,561	288,105
Equity	222,426	218,322	339,925	1,656,678	831,869	926,217	1,419,141	892,509
.
STATEMENT OF INCOME
Net operating revenue	-	43,128	71,868	396,622	229,117	285,483	426,573	233,888
Operating costs and expenses	(64)	(5,609)	(10,508)	(24,341)	(7,185)	(17,537)	(72,970)	(24,727)
Financial results	162	(2,348)	(3,954)	(83,280)	(44,131)	(62,138)	(162,110)	(43,794)
Equity in income of subsidiaries	2,506	-	-	-	-	-	-	-
Income tax and social contribution	(17)	(7,078)	(16,072)	(91,830)	(60,617)	(62,638)	(65,399)	(56,201)
Net income (loss)	2,587	28,093	41,334	197,171	117,184	143,170	126,094	109,166
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	2,587	28,093	41,334	197,171	117,184	143,170	126,094	109,166
.
Investment interest - %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	108,990	106,977	166,563	811,771	407,615	226,923	710,989	437,330

	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
Balance as of December 31, 2020
.
ASSETS	222,038	267,425	475,734	2,357,028	1,269,378	1,687,613	2,712,737	1,567,577
Current assets	3,623	31,048	59,709	261,168	165,063	179,229	340,382	165,816
Cash and cash equivalents	3,579	6,871	12,696	46,198	25,565	20,820	61,171	34,435
Other current assets	44	24,177	47,013	214,970	139,498	158,409	279,211	131,381
Noncurrent assets	218,415	236,377	416,025	2,095,860	1,104,315	1,508,384	2,372,355	1,401,761
.
LIABILITIES	222,038	267,425	475,734	2,357,028	1,269,378	1,687,613	2,712,737	1,567,577
Current liabilities	2,199	18,995	51,926	192,512	86,163	78,981	158,350	63,206
Financial liabilities	-	7,392	13,180	80,141	28,741	62,143	104,308	41,314
Other current liabilities	2,199	11,603	38,746	112,371	57,422	16,838	54,042	21,892
Noncurrent liabilities	-	53,816	120,579	665,528	446,133	777,279	1,234,165	770,317
Financial liabilities	-	42,864	65,624	612,413	446,801	545,200	1,215,988	489,784
Other noncurrent liabilities	-	10,952	54,955	53,115	(668)	232,079	18,177	280,533
Equity	219,839	194,614	303,229	1,498,988	737,082	831,353	1,320,222	734,054
.
STATEMENT OF INCOME
Net operating revenue	-	17,927	31,418	328,171	109,978	478,147	364,070	196,039
Operating costs and expenses	(66)	(34,584)	11,706	(160,795)	(8,317)	(18,801)	(125,569)	(23,533)
Financial results	32	(3,389)	(5,229)	(71,164)	(38,883)	(48,184)	(91,947)	(40,630)
Equity in income of subsidiaries	(4,893)	-	-	-	-	-	-	-
Income tax and social contribution	-	1,752	(9,991)	(30,178)	(22,084)	(125,646)	(49,560)	(44,805)
Net income (loss)	(4,927)	(18,294)	27,904	66,034	40,694	285,516	96,994	87,071
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	(4,927)	(18,294)	27,904	66,034	40,694	285,516	96,994	87,071
.
Investment interest - %	49.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	107,721	95,362	148,581	734,503	361,170	203,681	661,430	359,686

	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
Balance as of December 31, 2019
STATEMENT OF INCOME
Net operating revenue	-	25,180	44,264	250,188	111,912	198,573	357,522	138,259
Operating costs and expenses	(111)	(5,481)	(5,672)	(70,886)	(29,067)	(30,560)	(384,228)	(5,360)
Financial results	146	(4,557)	(6,594)	(59,794)	(42,548)	(54,154)	(99,186)	(46,190)
Equity in income of subsidiaries	(7,080)	-	-	-	-	-	-	-
Income tax and social contribution	(5)	(5,348)	(8,904)	(33,103)	(2,926)	(47,024)	42,627	(29,498)
Net income (loss)	(7,050)	9,794	23,094	86,405	37,371	66,835	(83,265)	57,211
Other comprehensive income	-	-	-	-	-	-	-	-
Total comprehensive income	(7,050)	9,794	23,094	86,405	37,371	66,835	(83,265)	57,211

On December 31, 2021, Copel’s interest in contingent liabilities classified as a possible loss in its joint ventures is equivalent to R$250,262 (R$227,467 on December 31, 2020), of which the amount of R$187,243 (R$187,183 on December 31, 2020) refers to Mata de Santa Genebra.

17.4	Summarized information of the main associates

	Dona Francisca		Foz do Chopim
	12.31.2021	12.31.2020	12.31.2021	12.31.2020
.
ASSETS	180,425	128,798	55,900	62,635
Current assets	13,570	14,562	13,308	33,378
Noncurrent assets	166,855	114,236	42,592	29,257
.
LIABILITIES	180,425	128,798	55,900	62,635
Current liabilities	19,938	4,452	2,495	34,723
Noncurrent liabilities	42,988	2,119	-	-
Equity	117,499	122,227	53,405	27,912
Investment interest - %	23.03	23.03	35.77	35.77
Investment book value	27,057	28,147	19,102	9,986

.
	Dona Francisca			Foz do Chopim
	12.31.2021	12.31.2020	12.31.2019	12.31.2021	12.31.2020	12.31.2019
STATEMENT OF INCOME
Net operating revenue	66,797	70,314	70,717	60,943	55,740	56,929
Operating costs and expenses	(26,605)	(26,171)	(25,957)	(10,775)	(21,260)	(16,278)
Financial income (expense)	(664)	208	475	(1,703)	(5,527)	621
Income tax and social contribution	(2,298)	(2,343)	(2,454)	(2,060)	(2,035)	(2,346)
Net income	37,230	42,008	42,781	46,405	26,918	38,926
Other comprehensive income	-	-	-	-	-	-
Total comprehensive income	37,230	42,008	42,781	46,405	26,918	38,926

As of December 31, 2021, Copel’s interest in the contingent liabilities of its associates is equivalent to R$2,166 (R$1,428 as of December 31, 2020).